Quarterly Holdings Report
for
Fidelity® Hedged Equity ETF
April 30, 2025
HED-NPRT1-0625
1.9911149.101
Common Stocks - 97.5%
	Shares	Value ($)
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	19,309	543,935
UNITED STATES - 97.4%
Communication Services - 10.4%
Diversified Telecommunication Services - 0.9%
AT&T Inc	110,569	3,062,762
Verizon Communications Inc	39,455	1,738,387
		4,801,149
Entertainment - 2.3%
Electronic Arts Inc	6,212	901,299
Netflix Inc (a)	6,181	6,995,162
Playtika Holding Corp	67,648	356,505
Walt Disney Co/The	46,353	4,215,805
		12,468,771
Interactive Media & Services - 6.3%
Alphabet Inc Class A	65,910	10,466,508
Alphabet Inc Class C	51,155	8,230,328
Meta Platforms Inc Class A	28,817	15,820,533
		34,517,369
Media - 0.6%
Comcast Corp Class A	95,273	3,258,337
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	9,522	2,351,457
TOTAL COMMUNICATION SERVICES		57,397,083

Consumer Discretionary - 11.2%
Automobiles - 1.6%
Ford Motor Co	219,683	2,199,027
General Motors Co	16,946	766,637
Tesla Inc (a)	21,392	6,035,967
		9,001,631
Broadline Retail - 4.1%
Amazon.com Inc (a)	118,636	21,878,851
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (a)	22,625	2,758,440
DoorDash Inc Class A (a)	14,954	2,884,477
Expedia Group Inc Class A	5,556	871,903
Global Business Travel Group I Class A (a)(b)	142,163	953,914
McDonald's Corp	8,147	2,604,189
Wendy's Co/The	60	749
		10,073,672
Household Durables - 0.6%
Garmin Ltd	14,129	2,640,286
M/I Homes Inc (a)	2,385	254,432
Meritage Homes Corp	9,848	671,043
		3,565,761
Specialty Retail - 3.1%
Abercrombie & Fitch Co Class A (a)	12,857	892,533
Bath & Body Works Inc	30,473	929,731
Best Buy Co Inc	10,629	708,848
Carvana Co Class A (a)	13,241	3,235,438
Gap Inc/The	50,277	1,101,066
Home Depot Inc/The	18,441	6,647,797
TJX Cos Inc/The	27,966	3,598,665
		17,114,078
TOTAL CONSUMER DISCRETIONARY		61,633,993

Consumer Staples - 4.5%
Beverages - 0.4%
Boston Beer Co Inc/The Class A (a)	124	30,479
Coca-Cola Co/The	6,331	459,314
Coca-Cola Consolidated Inc	289	391,829
Molson Coors Beverage Co Class B	20,061	1,154,110
Monster Beverage Corp (a)	5,595	336,371
		2,372,103
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	5,577	5,546,326
Walmart Inc	58,743	5,712,757
		11,259,083
Food Products - 0.1%
Cal-Maine Foods Inc	1,310	122,315
Pilgrim's Pride Corp	3,434	187,428
Tyson Foods Inc Class A	2,060	126,154
		435,897
Household Products - 1.0%
Procter & Gamble Co/The	35,048	5,697,753
Tobacco - 0.9%
Philip Morris International Inc	29,861	5,116,981
TOTAL CONSUMER STAPLES		24,881,817

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Cheniere Energy Inc	7,650	1,767,992
Chevron Corp	533	72,520
ConocoPhillips	26,808	2,389,129
EOG Resources Inc	21,701	2,394,271
Exxon Mobil Corp	73,786	7,794,015
Kinder Morgan Inc	50,985	1,340,906
Occidental Petroleum Corp	23,649	932,007
Texas Pacific Land Corp	20	25,777
Williams Cos Inc/The	38,609	2,261,329
		18,977,946
Financials - 14.8%
Banks - 3.0%
Bank of America Corp	106,032	4,228,556
JPMorgan Chase & Co	34,832	8,520,604
Wells Fargo & Co	54,708	3,884,815
		16,633,975
Capital Markets - 3.7%
Cboe Global Markets Inc	3,899	864,797
Charles Schwab Corp/The	54,262	4,416,927
CME Group Inc Class A	11,739	3,252,642
Goldman Sachs Group Inc/The	6,783	3,714,032
Morgan Stanley	37,675	4,348,449
MSCI Inc	1,958	1,067,325
S&P Global Inc	3,497	1,748,675
T Rowe Price Group Inc	11,050	978,478
		20,391,325
Consumer Finance - 0.5%
American Express Co	7,627	2,031,909
Synchrony Financial	9,863	512,383
		2,544,292
Financial Services - 5.4%
Berkshire Hathaway Inc Class B (a)	26,016	13,873,032
Fiserv Inc (a)	9,701	1,790,514
Mastercard Inc Class A	12,056	6,607,411
PayPal Holdings Inc (a)	42,917	2,825,655
Visa Inc Class A	12,010	4,149,455
		29,246,067
Insurance - 1.8%
Allstate Corp/The	7,594	1,506,574
Globe Life Inc	5,321	656,292
Marsh & McLennan Cos Inc	11,143	2,512,412
Progressive Corp/The	16,386	4,616,592
The Travelers Companies, Inc.	2,847	751,978
		10,043,848
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Rithm Capital Corp	217,023	2,426,317
TOTAL FINANCIALS		81,285,824

Health Care - 10.4%
Biotechnology - 3.3%
AbbVie Inc	34,325	6,696,808
Biogen Inc (a)	22,429	2,715,703
Exelixis Inc (a)	48,796	1,910,363
Gilead Sciences Inc	40,638	4,329,573
Incyte Corp (a)	44,071	2,761,489
		18,413,936
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	12,668	1,656,341
Becton Dickinson & Co	14,221	2,945,027
		4,601,368
Health Care Providers & Services - 1.6%
Centene Corp (a)	9,547	571,388
Elevance Health Inc	7,120	2,994,530
Humana Inc	2,088	547,557
Option Care Health Inc (a)	14,687	474,537
Tenet Healthcare Corp (a)	542	77,478
UnitedHealth Group Inc	9,561	3,933,778
		8,599,268
Health Care Technology - 0.5%
Doximity Inc Class A (a)	2,356	134,009
Veeva Systems Inc Class A (a)	11,417	2,668,039
		2,802,048
Life Sciences Tools & Services - 0.3%
Illumina Inc (a)	1,093	84,817
Thermo Fisher Scientific Inc	3,025	1,297,725
		1,382,542
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co	62,974	3,161,295
Eli Lilly & Co	6,791	6,104,769
Johnson & Johnson	20,016	3,128,701
Merck & Co Inc	58,746	5,005,159
Pfizer Inc	162,711	3,971,776
		21,371,700
TOTAL HEALTH CARE		57,170,862

Industrials - 8.6%
Aerospace & Defense - 1.9%
GE Aerospace	11,128	2,242,737
Lockheed Martin Corp	8,170	3,903,218
Northrop Grumman Corp	4,305	2,094,382
RTX Corp	19,443	2,452,346
		10,692,683
Air Freight & Logistics - 0.3%
FedEx Corp	8,742	1,838,705
Building Products - 1.3%
Allegion plc	15,042	2,093,846
Johnson Controls International plc	14,419	1,209,754
Trane Technologies PLC	10,466	4,011,723
		7,315,323
Commercial Services & Supplies - 0.7%
Cintas Corp	17,403	3,683,867
Construction & Engineering - 0.5%
EMCOR Group Inc	3,945	1,580,762
Valmont Industries Inc	3,600	1,055,592
		2,636,354
Electrical Equipment - 0.1%
Acuity Inc	1,349	328,629
Ground Transportation - 1.4%
CSX Corp	111,809	3,138,479
Lyft Inc Class A (a)	189,428	2,348,907
Union Pacific Corp	11,035	2,379,808
		7,867,194
Industrial Conglomerates - 0.2%
Honeywell International Inc	4,368	919,464
Machinery - 0.9%
Caterpillar Inc	6,749	2,087,264
ESCO Technologies Inc	8,383	1,311,520
Mueller Water Products Inc Class A1	25,155	660,067
Oshkosh Corp	8,369	700,987
		4,759,838
Professional Services - 1.2%
Automatic Data Processing Inc	9,360	2,813,616
Booz Allen Hamilton Holding Corp Class A	2,001	240,160
Leidos Holdings Inc	21,287	3,133,021
Maximus Inc	3,192	213,736
		6,400,533
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies Inc	2,883	701,376
TOTAL INDUSTRIALS		47,143,966

Information Technology - 29.5%
Communications Equipment - 1.1%
Cisco Systems Inc	62,172	3,589,190
Motorola Solutions Inc	6,004	2,644,101
		6,233,291
Electronic Equipment, Instruments & Components - 1.0%
Itron Inc (a)	25,491	2,836,894
Zebra Technologies Corp Class A (a)	10,038	2,512,712
		5,349,606
IT Services - 0.0%
Twilio Inc Class A (a)	1,016	98,256
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices Inc (a)	24,848	2,418,953
Applied Materials Inc	27,501	4,144,676
Broadcom Inc	65,258	12,560,207
Cirrus Logic Inc (a)	7,716	741,045
KLA Corp	3,857	2,710,275
Lam Research Corp	12,072	865,200
NVIDIA Corp	302,545	32,953,201
QUALCOMM Inc	32,012	4,752,502
		61,146,059
Software - 9.2%
Adobe Inc (a)	12,347	4,629,878
Alarm.com Holdings Inc (a)	44,562	2,388,523
Clear Secure Inc Class A	2,766	68,265
Dropbox Inc Class A (a)	18	514
Fortinet Inc (a)	34,349	3,564,052
Microsoft Corp	77,410	30,597,077
Salesforce Inc	21,300	5,723,523
Servicenow Inc (a)	1,677	1,601,552
Tenable Holdings Inc (a)	839	25,648
Teradata Corp (a)	10,881	233,942
Zoom Communications Inc Class A (a)	21,028	1,630,511
		50,463,485
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	183,166	38,922,775
TOTAL INFORMATION TECHNOLOGY		162,213,472

Materials - 1.3%
Chemicals - 1.1%
Balchem Corp	4,294	672,226
Ecolab Inc	13,707	3,446,351
Linde PLC	3,061	1,387,337
		5,505,914
Construction Materials - 0.2%
CRH PLC	12,554	1,197,903
Metals & Mining - 0.0%
Nucor Corp	1,787	213,314
TOTAL MATERIALS		6,917,131

Real Estate - 2.4%
Health Care REITs - 0.6%
CareTrust REIT Inc	40,163	1,175,571
Ventas Inc	16,443	1,152,325
Welltower Inc	5,228	797,741
		3,125,637
Real Estate Management & Development - 0.1%
Compass Inc Class A (a)	88,460	682,911
Retail REITs - 0.1%
Phillips Edison & Co Inc	5,329	184,916
Simon Property Group Inc	3,624	570,345
		755,261
Specialized REITs - 1.6%
American Tower Corp	16,823	3,792,072
Crown Castle Inc	16,000	1,692,160
Equinix Inc	1,242	1,069,052
Gaming and Leisure Properties Inc	19,184	918,146
VICI Properties Inc	45,376	1,452,940
		8,924,370
TOTAL REAL ESTATE		13,488,179

Utilities - 0.9%
Electric Utilities - 0.8%
Exelon Corp	17,534	822,345
NextEra Energy Inc	40,428	2,703,825
OGE Energy Corp	2	90
Southern Co/The	8,373	769,395
		4,295,655
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	4,873	351,879
Multi-Utilities - 0.1%
CMS Energy Corp	11,127	819,504
TOTAL UTILITIES		5,467,038

TOTAL UNITED STATES		536,577,311
TOTAL COMMON STOCKS (Cost $511,225,553)		537,121,246

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.33	2,928,495	2,929,081
Fidelity Securities Lending Cash Central Fund (d)(e)	4.33	109,889	109,900
TOTAL MONEY MARKET FUNDS (Cost $3,038,980)			3,038,981

Purchased Options - 1.9%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	235	130,872,910	5,240	05/16/25	574,575
S&P 500 Index	Chicago Board Options Exchange	257	143,124,842	5,030	07/18/25	1,843,975
S&P 500 Index	Chicago Board Options Exchange	235	130,872,910	5,330	06/20/25	2,199,600
S&P 500 Index	Chicago Board Options Exchange	320	178,209,920	3,450	04/17/26	1,396,800
S&P 500 Index	Chicago Board Options Exchange	306	170,413,236	4,150	02/20/26	2,272,050
S&P 500 Index	Chicago Board Options Exchange	416	231,672,896	3,750	03/20/26	2,250,560

						10,537,560
TOTAL PURCHASED OPTIONS (Cost $16,058,849)						10,537,560

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $530,323,382)	550,697,787
NET OTHER ASSETS (LIABILITIES) - 0.0% (c)	100,380
NET ASSETS - 100.0%	550,798,167

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	5	Jun 2025	1,396,750	74,092	74,092

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Includes $109,990 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,025,306	25,099,434	25,195,659	55,158	-	-	2,929,081	2,928,495	0.0%
Fidelity Securities Lending Cash Central Fund	-	583,495	473,595	7	-	-	109,900	109,889	0.0%
Total	3,025,306	25,682,929	25,669,254	55,165	-	-	3,038,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.